Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries and variable interest entities
As of December 31, 2019, the
Company’s major subsidiaries and consolidated VIE, are as follows:

	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries
Youdao (Hong Kong) Limited	Hong Kong, China, 2016	100%	Holding company
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China, 2006	100%	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Langsheng (Beijing) Technology Development Co., Ltd. (“Youdao Langsheng”)	Beijing, China, 2017	85%	Providing consulting services
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. (“Youdao Hangzhou”)	Hangzhou, China, 2019	100%	Providing technical support to the VIEs
VIE
Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China, 2007	100%	Providing online learning services as well as online marketing services

Schedule of variable interest entities
The following table sets forth the assets, liabilities, results of operations and cash flow of the VIE
s
taken as a whole, which were included in the Group’s consolidated balance sheets and statements of operations and comprehensive loss:

	As of December 31,
	2018	2019
	RMB	RMB
Assets
Cash and cash equivalents	10,823	4,683
Short-term investments	50,215	116,125
Accounts receivable, net	69,661	145,570
Inventories, net	1,009	27,340
Amounts due from NetEase Group and Youdao Group	69,141	249,589
Prepayment and other current assets	8,161	56,228
Total current assets	209,010	599,535
Property and equipment, net	119	—
Other assets, net	4,359	7,302
Total non-current assets	4,478	7,302
Total a ssets	213,488	606,837
Liabilities
Accounts payables	23,858	50,189
Payroll payable	7,142	10,140
Amounts due to NetEase Group and Youdao Group	4,706	41,667
Contract liabilities	140,556	434,114
Taxes payable	12,012	15,290
Accrued liabilities and other payables	15,247	22,519
Total liabilities	203,521	573,919

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	400,545	606,334	997,736
Net income	1,359	13,891	3,173

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by operating activities	8,747	48,263	50,978
Net cash used in investing activitie s	—	(50,000)	(67,118)
Net cash provided by financing activitie s	—	—	10,000
Net increase/(decrease) in cash and cash equivalents	8,747	(1,737)	(6,140)